Statements of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (526)	$ (2,632,760)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants		(956,035)
Interest earned on cash and marketable securities held in Trust Account		(115,444)
Changes in operating assets and liabilities:
Prepaid expenses		(279,666)
Accrued offering costs and expense	500	3,311,388
Due to related party		214
Net cash used in operating activities	(26)	(672,304)
Cash flows from investing activities:
Investment held in Trust Account		(276,000,000)
Net cash used in investing activities		(276,000,000)
Cash flows from financing activities:
Proceeds from Initial Public Offering, net of underwriters' fees		270,480,000
Proceeds from private placement		7,270,000
Payments of offering costs		(651,036)
Proceeds from issuance of promissory note to related party	175,000	150,000
Payment of promissory note to related party	(25,000)	(150,000)
Payment of deferred offering costs	(114,360)	(14,849,933)
Net cash provided by financing activities	35,640	277,098,964
Net change in cash	35,614	426,660
Cash, beginning of the period		35,614
Cash, end of the period	35,614	462,274
Supplemental disclosure of noncash investing and financing activities:
Deferred underwriting commissions charged to additional paid-in capital		9,660,000
Initial value of common stock subject to possible redemption		276,000,000
Deferred offering costs paid by Sponsor loan		18,773
Modification to Private Placement Warrants to qualify as liability		$ 6,000,476
Deferred offering costs included in accrued expenses	329,800
Deferred offering costs paid by Sponsor in exchange for issuance of Common Stock	$ 25,000